Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (23,299,000)	$ (6,332,000)	$ (35,057,000)	$ (22,918,000)	$ (35,103,000)	$ (27,137,000)	$ (12,047,000)
Net loss					(35,103,000)	(27,137,000)	(12,354,000)
Other comprehensive income, net of tax
Unrealized gain (loss) on available-for-sale debt securities, net of tax	0	(505,000)	(179,000)	(496,000)
Unrealized gains on available-for-sale debt securities, net of tax					176,000	510,000	0
Reclassification adjustment for realized gain on sale of available-for-sale debt securities, net of tax	0	0	(507,000)	0
Comprehensive loss	$ (23,299,000)	$ (6,837,000)	$ (35,743,000)	$ (23,414,000)
Comprehensive loss					$ (34,927,000)	$ (26,627,000)	$ (12,354,000)